Capital Contribution and Partners' Equity (Details) - USD ($)		1 Months Ended			6 Months Ended	12 Months Ended
	Mar. 04, 2016	Mar. 28, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Capital Contribution and Partners' Equity (Details) [Line Items]
Proceeds from Issuance of Common Limited Partners Units						$ 78,286,761
Managing Dealer, Selling Commissions, Percentage						6.00%
Managing Dealer, Maximum Contingent Incentive Fee on Gross Proceeds, Percentage						4.00%
Class B Units Issued to Manager (in Shares)						100,000
Key Provisions of Operating or Partnership Agreement, Description						The Partnership Agreement provides that Payout occurs on the day when the aggregate amount distributed with respect to each of the units equals $20.00 plus the Payout Accrual. The Partnership Agreement defines “Payout Accrual” as 7% per annum simple interest accrued monthly until paid on the Net Investment Amount outstanding from time to time. The Partnership Agreement defines Net Investment Amount initially as $20.00 per Unit, regardless of the amount paid for the Unit. If at any time the Partnership distributes to holders of units more than the Payout Accrual, the amount the Partnership distributes in excess of the Payout Accrual will reduce the Net Investment Amount.All distributions made by the Partnership after Payout, which may include all or a portion of the proceeds of the sale of all or substantially all of the Partnership’s assets, will be made as follows:· First, 35% to the holders of the Incentive Distribution Rights, 35% to the holders of the class B units and 30% to the Managing Dealer as its contingent, incentive fee until the Managing Dealer receives incentive fees equal to 4% of the gross proceeds of the offering of common units; and then· Thereafter, 35% to the holders of the Incentive Distribution Rights, 35% to the holders of the class B units and 30% to the holders of the units.All items of income, gain, loss and deduction will be allocated to each Partner’s capital account in a manner generally consistent with the distribution procedures outlined above.
Distribution Made to Limited Partner, Distributions Paid, Per Unit (in Dollars per share)						$ 0.510138
Distribution Made to Limited Partner, Cash Distributions Paid					$ 0	$ 1,271,730	$ 0
Subsequent Event [Member]
Capital Contribution and Partners' Equity (Details) [Line Items]
Distribution Made to Limited Partner, Distributions Paid, Per Unit (in Dollars per share)		$ 0.107397	$ 0.107397	$ 0.111233
Distribution Made to Limited Partner, Cash Distributions Paid		$ 563,056	$ 522,730	$ 499,061
Best-Efforts Offering [Member]
Capital Contribution and Partners' Equity (Details) [Line Items]
Minimum Unit Offering (in Shares)						1,315,790
Partners Capital Account, Units Sold, Price Per Unit						$ 19.00
Partners' Capital Account, Units, Sale of Units (in Shares)						4,486,625
Proceeds from Issuance of Common Limited Partners Units						$ 85,200,000
Proceeds, Net of Selling Commissions and Marketing Expenses, from Issuance of Common Limited Partners Units						$ 78,300,000
Stock or Units Available for Distributions (in Shares)						95,776,533
Partners' Capital Account, Description of Units Sold						The Partnership intends to continue to raise capital through its “best-efforts” offering of units by David Lerner Associates, Inc. (the “Managing Dealer”).
Best-Efforts Offering [Member] | Subsequent Event [Member]
Capital Contribution and Partners' Equity (Details) [Line Items]
Partners Capital Account, Units Sold, Price Per Unit	$ 19.00	$ 20.00
Partners' Capital Account, Units, Sale of Units (in Shares)	5,263,158	343,541	375,483	380,645
Proceeds from Issuance of Common Limited Partners Units		$ 6,900,000	$ 7,100,000	$ 7,200,000